Document and Entity Information	3 Months Ended
Nov. 30, 2024
Document and Entity Information
Document Type	6-K
Document Period End Date	Nov. 30, 2024
Entity Registrant Name	VISION MARINE TECHNOLOGIES INC.
Entity Central Index Key	0001813783
Current Fiscal Year End Date	--08-31
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2025
Amendment Flag	false